Long Term Debt - Schedule of Repayment of Long Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 31,026
2018	63,374
2019	331,458
2020	3,505
Less: original issue discount	(2,390)
Less: deferred financing costs	(7,100)	$ (10,611)
Balance	$ 419,873	$ 478,073